Label	Element	Value
LoCorr Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page 79 of the Fund's Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells financial instruments (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets across multiple investment strategies that are managed by various investment managers. The investment strategies used by the Fund’s sub-advisers will utilize the following types of investments: (1) common stocks (including long and short positions); (2) bonds; (3) real estate investment trusts (“REITs”), master-limited partnerships (“MLPs”), royalty trusts; and (4) other types of pooled investment vehicles, including business development companies (“BDCs”), closed-end funds (“CEFs”), exchange-traded funds (“ETFs”), mutual funds including affiliated mutual funds and commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.

The Fund may invest in the common stocks and debt securities of U.S. and foreign companies. The Fund may invest in debt securities of any maturity or credit quality, including those considered to be high yield or “junk” bonds.

The Fund may invest in the follow types of derivatives: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.

The Fund’s adviser intends to allocate the Fund’s asset across the following four strategies:

Income: The Income strategy seeks to produce current and projected yields that are meaningfully higher than those provided by the broad common stock or investment-grade bond indices. Trust & Fiduciary Income Partners LLC (“TFIP”) serves as the Fund’s income strategy sub-adviser. The income strategy’s sub-adviser’s primary focus of this portfolio is exchange traded "pass-through" securities that distribute substantially all of their profits directly to their shareholders. The main categories of such securities include REITs, MLPs, CEFs, BDCs, ETFs, mutual funds and royalty trusts. In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds and other fixed income securities such as asset-backed (“ABS”), mortgage-backed (“MBS”) and commercial mortgage-backed securities (“CMBS”), including those issued by foreign entities. These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality. These may include bonds of higher yield and higher risk, commonly called "junk bonds" that may be rated BB+ and below by Standard & Poor’s Ratings Services ("S&P") or similarly rated by another nationally recognized statistical rating organization.

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities. This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time.

Long/Short Equity: The Long/Short Equity strategy employed by the Fund's adviser seeks to achieve the Fund's primary investment objective of capital appreciation by using a "long/short equity" strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy. The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility. The adviser may also use one or more ETFs to execute a portion of the long/short equity strategy, rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective. The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.

Billings Capital Management LLC (“Billings”) serves as the Fund’s long/short equity sub-adviser. Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach. The strategy seeks to maximize absolute returns, exceeding the S&P 500 Total Return Index over the long term, while attempting to avoid significant permanent capital impairments (losses). For both long and short investments, Billings selects companies ranked by relative value.

Managed Futures: The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) Underlying Funds and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.

Commodities: The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) Underlying Funds and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.

The Fund executes its Managed Futures and Commodities strategies by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”) or by investing in affiliated mutual funds that invest their portfolios in the same respective strategies. The Subsidiary invests the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Subsidiary is a foreign entity organized under the laws of the Cayman Islands.

The adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER'S INVESTMENT PROCESS

The adviser will pursue the Fund's investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

•	Sub-adviser Selection. The adviser selects sub-advisers it believes can successfully execute the Fund's overall investment strategies. The adviser also monitors and evaluates the performance of the sub-advisers; and implements procedures to ensure each sub-adviser complies with the Fund's investment policies and restrictions.

•	Underlying Fund Selection. The adviser’s Underlying Fund selection, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower than- average volatility.

•	Risk Management. The adviser manages the expected volatility of the Fund's returns by monitoring the interaction and correlation of the returns between the Income, Long/Short Equity, Managed Futures and Commodities strategies. Using this risk management process, the adviser believes the Fund's returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

The adviser seeks to establish a target allocation for each of the strategies employed. The target allocation will be determined by the adviser and Fund management and reviewed quarterly or more frequently if necessary. The target allocations are set in an attempt to meet the Fund’s investment objective and produce attractive risk-adjusted returns. The target allocation into each investment strategy may be adjusted and new strategies may be utilized in the future if management believes such actions will result in superior risk adjusted returns. The adviser, while allocating to the various investment strategies, systematically rebalances the strategies’ target allocations quarterly or upon a strategy’s allocation diverging by more than 5% of the Fund’s total assets from its target allocation. While rebalancing a strategy, it will normally be the practice to rebalance all of the strategies to the target allocation. As the adviser is increasing or decreasing the investment allocations of the Fund’s portfolio, caused by capital share activity or other factors, the adviser may allocate to a single strategy if it is most efficient to do so.

The Fund may use multiple sub-advisers and/or Underlying Fund investments within an investment strategy. In that case, target allocations and systematic rebalancing for those managers will be accomplished in a manner similar to the strategy target allocation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities, derivatives and Underlying Funds as well as the Fund's indirect risks through investing in the Subsidiary.

•	ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•	BDC Risk: BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

•	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•	Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives such as futures will tend to magnify the Fund’s losses.

•	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	High Yield or Junk Bond Risk: Lower-quality debt securities, including convertible securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

•	Interest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•	Limited Partnership Risk: Investments in Limited Partnerships (including master limited partnerships) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the Limited Partnership, risks related to potential conflicts of interest between the Limited Partnership and the Limited Partnership's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right. Limited Partnerships, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given Limited Partnership could result in a Limited Partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such Limited Partnership being required to pay U.S. federal income tax on its taxable income.

◦	Master Limited Partnership Risk: The Fund may invest in publicly traded MLPs. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher.”

•	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk: The adviser's and each sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Mutual Fund Risk: Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. Mutual funds are subject to specific risks, depending on the nature of the mutual fund's strategy.

•	Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•	REIT Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales; The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

•	Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•	Underlying Funds Risk: Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. In addition to management fees and other expenses, certain Underlying Fund assets may be subject to additional performance-based fees based on a percentage of Underlying Fund profits. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. An Underlying Fund may pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

•	Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of Multi-Strategy investing, relative to traditional stock and bond portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.LoCorrFunds.com. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return LoCorr Multi Strategy Fund – Class I
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q4 2017	9.27%

Lowest Quarterly Return:	Q4 2016	-4.79%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.79%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	During the period ended December 31, 2017, the Bank of America Merrill Lynch 3-Month Treasury Bill Index replaced the S&P 500 Total Return Index as the primary benchmark index for the Fund based on the Adviser’s determination that the Bank of America Merrill Lynch 3-Month Treasury Bill Index more closely aligns with the Fund’s primary investment objective of capital appreciation.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
LoCorr Multi-Strategy Fund | Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.86%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[1]
LoCorr Multi-Strategy Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2015
LoCorr Multi-Strategy Fund | Morningstar Multialternative Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Multialternative Category (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2015
LoCorr Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Swap Fees and Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	1.33%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.40%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	898
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,395
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2015
LoCorr Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Swap Fees and Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	1.33%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	4.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to shares redeemed within 12 months of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 417
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,666
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2015
LoCorr Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Swap Fees and Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	1.33%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,837
Annual Return 2016	rr_AnnualReturn2016	1.60%
Annual Return 2017	rr_AnnualReturn2017	5.51%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2015
LoCorr Multi-Strategy Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.79%)
LoCorr Multi-Strategy Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)

[1]	During the period ended December 31, 2017, the Bank of America Merrill Lynch 3-Month Treasury Bill Index replaced the S&P 500 Total Return Index as the primary benchmark index for the Fund based on the Adviser's determination that the Bank of America Merrill Lynch 3-Month Treasury Bill Index more closely aligns with the Fund's primary investment objective of capital appreciation.
[2]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[3]	The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees of the CTAs included in the index range up to 2% of assets. Such fees are accrued daily within the index and deducted from the Swap value quarterly.
[4]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Commodities strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[5]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 2.04% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.
[7]	Applied to shares redeemed within 12 months of their purchase.